ORDINARY SHARES (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2023	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Partners capital						$ 500,000,000
Common stock, shares authorized					429,552,072
Authorized share capital, value	$ 50,000
Authorized share capital	500,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Stock issued during period value stock options exercised
ZSZQ Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity stake percentage			61.00%
Preferred Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						24,709,527
Common stock, shares issued percentage		5.75%
Class A ordinary shares issued		1,342,752
Preferred Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						8,126,477
Class A ordinary shares issued		146,389
Preferred Class B-1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A ordinary shares issued		2,339,106
Class A Ordinary Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	461,995,682			461,995,682
Class A ordinary shares issued	4,500,000
Common stock, par value	$ 0.0001			$ 0.0001
Stock issued during period value stock options exercised	$ 182,526
Class A Ordinary Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A ordinary shares issued	2,250,000
Common stock, par value	$ 9.00
Stock issued during period value stock options exercised	$ 365,052
Class A ordinary shares issued	4,865,052
Class B-1 Ordinary Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	24,641,937
Common stock, par value	$ 0.0001
Class B-2 Ordinary Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	13,362,381
Common stock, par value	$ 0.0001
Class A Ordinary Shares [Member] | ZSZQ Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A ordinary shares issued			9,202.12
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						467,163,996
Class A ordinary shares issued		2,019,516
Stock issued during period value stock options exercised
Common Stock [Member] | Class A Ordinary Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A ordinary shares issued				4,865,052
Stock issued during period value stock options exercised